Offerings	Sep. 22, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.550% The Dow Chemical Co Notes Due September 15, 2030
Maximum Aggregate Offering Price	$ 7,411,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,134.62
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% The Dow Chemical Co Notes Due September 15, 2035
Maximum Aggregate Offering Price	$ 10,532,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,612.45
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% The Dow Chemical Co Notes Due September 15, 2055
Maximum Aggregate Offering Price	$ 7,757,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,187.60
Offering Note	Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended